CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
CAPITAL STOCK
CAPITAL STOCK

18.  CAPITAL STOCK

(a)	Authorized capital stock

An unlimited number of common shares, without par value, voting and participating.

An unlimited number of preferred shares, Series B,  Series C,  Series D,  Series E,  Series F, and Series H, without par value, ranking prior to the common shares with regards to payment of dividends and repayment of capital, non-voting, non-participating, a fixed monthly non-cumulative dividend of 1%, retractable and redeemable.

An unlimited number of preferred shares, Series G, ranking prior to all other shares with regards to payment of dividends and repayment of capital, non-voting, non-participating carrying the rights and restrictions attached to the class as well as a fixed annual cumulative preferred dividend of 11.25%, retractable and redeemable.

(b)	Issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2018	10,544,962	$1,320.5
Issuance of common shares	166,203	153.3
Reduction in paid-up capital	—	(465.0)
Balance as of December 31, 2019	10,711,165	1,008.8
Issuance of common shares	7,162	6.8
Balance as of December 31, 2020	10,718,327	$1,015.6

Corporate reorganization

On January 3, 2018, Quebecor Media Inc. transferred and subsequently cancelled all of its 172,516,829 common shares in the Corporation in the amount of $132.4 million to a newly fully owned subsidiary, 9370-5762 Quebec Inc. in exchange for i) a convertible promissory note for a value of $3,908.6 million that is convertible into 3,908,570 common shares of 9370-5762 Quebec Inc. and ii)  6,636,391 common shares of 9370-5762 Quebec Inc. The following day, the Corporation was merged with 9370-5762 Quebec Inc. The new merged Corporation continues to operate under the name of Videotron Ltd.  Since this transaction resulted in no substantive changes in the parent corporation reporting group, the transaction was accounted for using the continuity of interest method. Under this method, all figures of the Corporation reflect the carrying values of the two merged entities.

On January 8, 2018, the convertible promissory note was converted into 3,908,570 common shares of the Corporation. This corporate reorganization resulted in an increase of $3,776.2 million of capital stock and a decrease of retained earnings by the same amount.

Issuance of common shares

On January 25, 2019, the Corporation issued 162,640 common shares to its parent corporation for a cash consideration of $150.0 million.

On July 26, 2019, the Corporation issued 3,563 common shares to its parent corporation for a cash consideration of $3.3 million.

On January 30, 2020, the Corporation issued 3,406 common shares to its parent corporation for a cash consideration of $3.3 million.

On July 29, 2020, the Corporation issued 3,756 common shares to its parent corporation for a cash consideration of $3.5 million.

Reduction of paid-up capital

During the year ended December 31, 2018, the Corporation reduced its paid-up capital for total cash considerations of $2,588.1 million.

During the year ended December 31, 2019, the Corporation reduced its paid-up capital for total cash considerations of $465.0 million.